Income taxes	12 Months Ended
Nov. 30, 2020
Major components of tax expense (income) [abstract]
Income taxes
21.    Income taxes
The following table presents the components of the current and deferred tax expenses (recovery).

	2020	2019

Current tax expense	$16	$-

Deferred tax expense (recovery)

Origination and reversal of temporary differences	$(4,890)	$(2,484)

Change in unrecognized deductible temporary differences	4,890	2,484

Total deferred tax expense (recovery)	$-	$-

Total current and deferred tax expense	$16	$-
Reconciliation between effective and applicable tax amounts

	2020	2019

Income taxes at domestic tax statutory rate	$(6,004)	$(3,325)

Change in unrecognized deductible temporary differences	4,890	2,484

Impact of differences in statutory tax rates	742	518

Non-deductible expenses and other	388	323

Total income tax expense	$16	$-
The applicable statutory tax rates were 26.5% in 2020 and 26.6% in 2019. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Company operates.

Unrecognized deferred tax assets
As at November 30, unrecognized deferred tax assets were as follows.

	2020	2019

Research and development expenses	$24,924	$23,262

Non-capital losses	31,725	30,470

Property and equipment	242	282

Intellectual property and patent fees	2,952	2,900

Available deductions and other	5,045	3,335

	$64,888	$60,249
Given the Company’s past losses, management does not believe that it is probable that the Company can realize its deferred tax assets and, therefore, no amount has been recognized in the consolidated statements of financial position.
The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.

As at November 30, 2020 and 2019, the amounts and expiry dates of Canadian tax attributes for which no deferred tax asset was recognized were as follows:

		2020		2019
	Federal	Provincial	Federal	Provincial

Research and development expenses, without time limitation	$85,792	$104,822	$79,698	$98,321

Losses carried forward

2027	5,760	5,753	414	407

2028	35,640	17,347	34,876	16,975

2029	14,993	12,672	14,671	12,400

2030	8,803	8,800	8,614	8,611

2031	18,129	16,092	17,740	15,748

2032	12,282	11,278	12,019	11,036

2033	8,826	8,742	8,636	8,555

2034	8,082	8,011	7,909	7,839

2037	7,212	7,126	7,057	6,973

2038	2,104	2,025	1,964	1,886

2039	1,386	1,347	6,024	5,952

2040	6,928	6,921	-	-

Other temporary differences, without time limitation

Excess of tax value of property and equipment over carrying value	959	870	1,128	998

Excess of tax value of intellectual property and patent fees over carrying value	11,136	11,131	10,897	10,892

Available deductions and other	50,470	7,619	43,291	1,430
As at November 30, 2020 and 2019, no deferred tax liability was recognized for temporary differences arising from investments in subsidiaries because the Company controls the decisions affecting the realization of such liabilities and it is probable that the temporary differences will not reverse in the foreseeable future.